Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share Capital CNY (¥)	Share Premium CNY (¥)	Treasury Shares CNY (¥)	Share-Based Compensation Reserves CNY (¥)	Other Reserves CNY (¥)	Accumulated Losses CNY (¥)
Balance at Dec. 31, 2021	¥ 1,735,831		¥ 66	¥ 4,094,434	¥ (1,164)	¥ 61,904	¥ (41,244)	¥ (2,378,165)
Comprehensive loss
Net loss	(401,281)							(401,281)
Unrealized losses from investments	(1,311)						(1,311)
Exchange differences	68,357						68,357
Total comprehensive loss	(334,235)						67,046	(401,281)
Transactions with owners
Share-based compensation	27,894					27,894
Total Transactions with owners	27,894					27,894
Balance at Jun. 30, 2022	1,429,490		66	4,094,434	(1,164)	89,798	25,802	(2,779,446)
Balance at Dec. 31, 2022	1,096,870		66	4,094,566	(1,164)	107,502	71,120	(3,175,220)
Comprehensive loss
Net loss	(211,960)	$ (29,335)						(211,960)
Unrealized losses from investments	1,533						1,533
Exchange differences	27,052						27,052
Total comprehensive loss	(183,375)	(25,379)					28,585	(211,960)
Transactions with owners
Shares issued	153			153
Share-based compensation	16,066					16,066
Total Transactions with owners	16,219			153		16,066
Balance at Jun. 30, 2023	¥ 929,714	$ 128,665	¥ 66	¥ 4,094,719	¥ (1,164)	¥ 123,568	¥ 99,705	¥ (3,387,180)